Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses And Other Liabilities [Abstract]
Schedule of Accrued Expenses And Other Liabilities

Accrued expenses and other liabilities consists of the following:

	As of June 30,
	2025	2024
Advance from third party	$-	$3,922
Deposits	95,627	120,648
Social funds payable	1,536	2,656
Rental payable	-	22,700
Accrued expenses	8,500	63,149
Subsidy received to be used	-	42,477
Accrued payroll	855,639	435,642
Tax payable	118,343	47,710
Others	8,846	43,038
Accrued expenses and other liabilities	$1,088,491	$781,942